Right-of-use Assets - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 69,423	$ 73,845
FRANCE
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	18,000	22,000	$ 15,000
UNITED STATES
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	51,000	$ 52,000	$ 31,000
Calyxt [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets adjusted to net deferred losses	$ 1,800